Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,475	£ 1,766
Forbearance other unsecured [member]
Disclosure of credit risk exposure [line items]
Forbearance	77	75
Consumer Loans [member] | Forbearance other unsecured [member]
Disclosure of credit risk exposure [line items]
Forbearance	1	1
Credit Card [member] | Forbearance other unsecured [member]
Disclosure of credit risk exposure [line items]
Forbearance	48	46
Overdrafts [member] | Forbearance other unsecured [member]
Disclosure of credit risk exposure [line items]
Forbearance	28	28
Other Unsecured Advances [member] | Forbearance other unsecured [member]
Disclosure of credit risk exposure [line items]
Forbearance	£ 77	£ 75